INCOME TAX - Other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amount before taxes
Revaluation losses related to the defined benefit liability	$ 8,556	$ (38,451)	$ 37,325
Net income from financial instruments measured at fair value	(79,282)	84,171	3,771
Unrealized gain/(loss) on investments in associates and joint ventures using equity method	5,020	8,151	2,581
Gains due asset revaluation	3,561	0	0
Loss net investment coverage in operations abroad	(341,792)	(60,258)	(584,650)
Exchange differences arising on translating the foreign operations	339,475	104,955	1,043,593
Net	(64,462)	98,568	502,620
Deferred tax
Revaluation losses related to the defined benefit liability	(4,940)	14,835	(7,663)
Net income from financial instruments measured at fair value	32,124	(12,607)	10,190
Unrealized gains on investments in associates and joint ventures using equity method.	(89)	(32)	(663)
Gains due asset revaluation	(1,211)	0	0
Loss net investment coverage in operations abroad	39,443	20,213	172,870
Net	65,327	22,409	174,734
Net taxes
Losses related to the defined benefit liability	3,616	(23,616)	29,662
Net income (loss) from financial instruments measured at fair value	(47,158)	71,564	13,961
Unrealized gains on investments in associates and joint ventures using equity method.	4,931	8,119	1,918
Gains due asset revaluation	2,350	0	0
Loss net investment coverage in operations abroad	(302,349)	(40,045)	(411,780)
Exchange differences arising on translating the foreign operations	339,475	104,955	1,043,593
Net	$ 865	$ 120,977	$ 677,354